Financial results (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of financial result

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2026	2025	2026	2025
Financial income
Short-term investments		101	95	211	193
Others		21	17	39	35
		122	112	250	228
Financial expenses
Interest on loans and borrowings	21	(249)	(230)	(508)	(450)
Expenses from bonds repurchase		–	–	–	(44)
Interest on working capital transactions	7 and 9	(54)	(43)	(118)	(82)
Taxes on financial income		(15)	(20)	(27)	(36)
Interest on other financial liabilities	5(d), 19 and 20(a)	(37)	(32)	(75)	(58)
Others		(54)	(79)	(99)	(116)
		(409)	(404)	(827)	(786)
Other financial items, net
Foreign exchange and indexation gains (losses), net		(322)	28	(487)	(324)
Participative shareholders' debentures	20(b)	198	(117)	(38)	(79)
Derivative financial instruments, net	17	(62)	548	663	1,313
		(186)	459	138	910
Total		(473)	167	(439)	352